IFRS 9 Impairment (Tables)	6 Months Ended
Jun. 30, 2022
IFRS 9 Impairment [Abstract]
IFRS 9 Impairment Forward Looking Information [text block table]
Macroeconomic variables applied
	as of June 2022¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,906.33	1,803.69
Commodity - WTI	101.54	90.41
Credit - CDX Emerging Markets	316.16	309.44
Credit - CDX High Yield	501.57	487.05
Credit - CDX IG	84.69	80.86
Credit - High Yield Index	4.78	4.56
Credit - ITX Europe 125	97.61	97.24
Equity - MSCI Asia	1,352	1,399
Equity - Nikkei	27,574	29,077
Equity - S&P500	4,216	4,471
GDP - Developing Asia	4.54%	5.11%
GDP - Emerging Markets	3.62%	4.35%
GDP - Eurozone	2.87%	1.87%
GDP - Germany	1.36%	2.32%
GDP - Italy	1.70%	1.48%
GDP - USA	2.20%	1.70%
Real Estate Prices - US CRE Index	367.45	381.42
Unemployment - Eurozone	6.91%	6.82%
Unemployment - Germany	2.93%	2.72%
Unemployment - Italy	8.62%	8.58%
Unemployment - Japan	2.62%	2.48%
Unemployment - Spain	13.48%	13.00%
Unemployment - USA	3.60%	3.81%

1MEV as of 21 June 2022
[2]Year 1 equals second quarter of 2022 to first quarter of 2023, Year 2 equals second quarter of 2023 to first quarter of 2024
	as of December 2021¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,764.58	1,696.51
Commodity - WTI	73.19	68.21
Credit - CDX Emerging Markets	231.80	268.64
Credit - CDX High Yield	353.42	399.62
Credit - CDX IG	59.53	63.98
Credit - High Yield Index	3.95	4.46
Credit - ITX Europe 125	61.37	69.93
Equity - MSCI Asia	1,543	1,514
Equity - Nikkei	29,673	30,764
Equity - S&P500	4,777	5,033
GDP - Developing Asia	3.78%	6.26%
GDP - Emerging Markets	3.72%	5.38%
GDP - Eurozone	4.67%	2.91%
GDP - Germany	3.35%	2.86%
GDP - Italy	5.17%	2.33%
GDP - USA	4.46%	2.79%
Real Estate Prices - US CRE Index	348.86	377.26
Unemployment - Eurozone	7.41%	7.07%
Unemployment - Germany	3.13%	2.83%
Unemployment - Italy	9.18%	8.92%
Unemployment - Japan	2.73%	2.53%
Unemployment - Spain	14.26%	13.66%
Unemployment - USA	4.05%	3.68%

1MEV as of 31 December 2021; MEV outside the calibrated range were adjusted either in the model or via a management overlay as discussed further below
[2]Year 1 equals fourth quarter of 2021 to third quarter of 2022, Year 2 equals fourth quarter of 2022 to third quarter of 2023

IFRS 9 Development Of Overlays [text block table]
Development of overlays from December 31, 2021 to June 30, 2022
in € m. (unless stated otherwise)		Overlays as of Dec 31, 2021	Changes in the first quarter 2022	Changes in the second quarter 2022	Overlays as of Jun 30, 2022
Overlay description	Impact on
Construction Risk following increased prices for building materials	Mortgage portfolios in the Private Bank in Stage 1 and 2	15	(15)	0	0
Model calibration (MEV outside calibrated range of the FLI model)	Financial assets in Stage 1 and 2	56	(16)	(40)	0
Recalibrations required due to the new Definition of Default	Financial assets primarily in the Private Bank in Stage 3	(57)	(35)	0	(92)
Uncertainty related to Russia/Ukraine in the first quarter 2022	All financial assets in Stage 1 and 2	0	44	(44)	0
Uncertainty related to Russia/Ukraine in the second quarter 2022	All financial assets in Stage 1 and 2	0	0	83	83
Model calibration (WTI oil price Index disabled for one portfolio)	Financial assets in Stage 1 and 2 in the Investment Bank	0	42	(3)	39
Total		14	20	(4)	30

IFRS 9 Model Sensitivity [text block table]
Model sensitivity
	Jun 30, 2022
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in €	Downward shift	ECL impact in €
GDP growth rates	1pp	(66.7)	(1)pp	73.3
Unemployment rates	(0.5)pp	(30.6)	0.5pp	35.8
Real estate prices	5%	(5.3)	(5)%	6.0
Equities	10%	(11.6)	(10)%	14.7
Credit spreads	(40)%	(38.3)	40%	44.3
Commodities¹	10%	(20.0)	(10)%	20.1

[1]The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign
ECL impacts for Stages 1 and 2 are determined from one sigma downward and upward shift. A sigma shift is a standard deviation used in statistics and probability calculations and is a measure of the dispersion of the values of a random variable
	December 31, 2021
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in €	Downward shift	ECL impact in €
GDP growth rates	1pp	(49.4)	(1)pp	55.5
Unemployment rates	(0.5)pp	(23.8)	0.5pp	25.4
Real estate prices	5%	(3.9)	(5)%	4.2
Equities	10%	(7.2)	(10)%	9.4
Credit spreads	(40)%	(20.9)	40%	23.5
Commodities¹	10%	(15.0)	(10)%	16.2

[1]The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign